Revenues - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligation					$ 100				$ 1,200
Deferred revenue				$ 1,700	$ 1,700		$ 1,700		5,700
Minimum [Member]
Revenue From Contract With Customer [Line Items]
Period in which remaining performance obligation is expected to be recognized as revenue				3 years 6 months	1 year		3 years 6 months
Maximum [Member]
Revenue From Contract With Customer [Line Items]
Period in which remaining performance obligation is expected to be recognized as revenue				4 years	4 years		4 years
Agreement with Bristol Myers Squibb Company [Member]
Revenue From Contract With Customer [Line Items]
Revenue from collaborative arrangement				$ 1,100		$ 0	$ 1,100	$ 0
Agreement with BeiGene Ltd [Member]
Revenue From Contract With Customer [Line Items]
Upfront payment received			$ 10,000
Agreement with Zhejiang Medicine Co Ltd [Member]
Revenue From Contract With Customer [Line Items]
Royality period			20 years
Agreement with NovoCodex Biopharmaceuticals Ltd [Member]
Revenue From Contract With Customer [Line Items]
Revenue from collaborative arrangement					$ 1,000				$ 0
Upfront payment received		$ 2,000
Agreement with Sino Biopharmaceutical Co Ltd [Member]
Revenue From Contract With Customer [Line Items]
Royality period	12 years
Upfront payment received	$ 10,000